Preferred and Common Stock (Notes)	12 Months Ended
Dec. 31, 2013
Preferred and Common Stock [Abstract]
Preferred and Common Stock
Preferred and Common Stock
Series A and Series B Convertible Preferred Stock
During the year ended December 31, 2013, the Company converted all 545,454 outstanding shares of its Series A Convertible Preferred Stock and all 283,018 outstanding shares of Series B Convertible Preferred Stock into 829,629 shares of the Company's common stock, which included dividends on the Series A Convertible Preferred Stock.
Series D and Series E Preferred Stock
On September 16, 2013, the Company's board of directors unanimously approved the issuance of Series D Cumulative Convertible Preferred Stock ("Series D Preferred Stock") and the issuance of Series E Cumulative Preferred Stock ("Series E Preferred Stock").
On September 15, 2013, the Company entered into definitive purchase agreements pursuant to which it agreed to issue Series D Preferred Stock, par value $0.01 per share, and common stock, par value $0.01 per share, to certain institutional holders promptly following the close of the Company's merger with CapLease, via a private placement. Pursuant to the definitive purchase agreements, the Company issued approximately 21.7 million shares of Series D Preferred and 15.1 million shares of common stock, for gross proceeds of $288.0 million and $186.0 million, respectively, on November 8, 2013. The Series D Preferred Stock will pay dividends at the rate of 5.81% per annum on its face amount of $13.59 per share (equivalent to $0.79 per share on an annualized basis). The Series D Preferred Stock is redeemable by the Company on August 31, 2014 (the "Redemption Date"). Subsequent to that date, or in certain other circumstances, the Series D Preferred Stock is convertible into common stock or Series E Preferred Stock or redeemable into cash, at the discretion of the Company upon such request for conversion by the holders of Series D Preferred Stock.
In the event of a liquidation, the holders of Series D Preferred Stock are entitled to receive the greater of (a) $13.59 per share plus accrued and unpaid dividends (the "Liquidation Preference") plus a 20% premium and (b) an amount the Preferred Shares holders would have received had they converted into shares of common stock immediately prior to the liquidation event.
If the Company elects to redeem the Series D Preferred Stock on the Redemption Date, the Company shall pay the greater of (a) the product of the number of Series D Preferred Stock and the 102% of the Liquidation Preference and (b) product of the number of common shares that would be issued if the Series D Preferred Stock converted immediately prior to the Redemption Date and 102% of the one-day VWAP.
At any time after the Redemption Date, the holders of Series D Preferred Stock may convert some or all of their outstanding Series D Preferred Stock into shares of common stock. Upon such an election to convert, the Company may elect the following settlement options (1) convert the shares of Series D Preferred Stock into the number of fully paid and non-assessable Common Shares obtained by dividing the aggregate Liquidation Preference of such Series D Preferred Stock by the Conversion Price, as defined below, (2) convert the shares of Series D Preferred Stock into an equal number shares of Series E Preferred Stock, additional shares of Seres E Preferred Stock may be issued under certain circumstances, or (3) an amount equal to the product of the number of shares of Series D Preferred Stock and the Cash Conversion Price, as defined below.
The Conversion Price shall be the lowest of (i) a 2% discount to the VWAP of the common stock for the 10 Trading Days prior to the Conversion Election Date, (ii) a 2% discount to the closing price on the Conversion Election Date, and (iii) $13.59. The Cash Conversion Price shall be the greater of (i) 102% of the Liquidation Preference and (ii) the one day VWAP of the Common Shares on the date of the election.
The Company has concluded that the conversion option qualifies as a derivative and should be bifurcated from the host instrument. At issuance, the conversion option had a fair value of $18.7 million. As of December 31, 2013, the fair value of the conversion option had a fair value of $16.7 million. The Company recorded the change in fair value of $2.0 million in gain (loss) on derivative instruments in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2013.
As the holders of Series D Preferred Stock are entitled to receive liquidation preferences that other equity holders are not entitled to, the Company determined the Series D Preferred Stock meets the definition of a deemed liquidation event and therefore should be classified as temporary equity under U.S. GAAP. At the date of issuance, the fair value of the Series D Preferred Stock was $269.3 million. As of December 31, 2013, the Company has determined that a liquidation event is not probable; therefore, the Company has concluded that the Series D Preferred Stock is not currently redeemable or likely to become redeemable. As such, the Company has not accreted the initial value of the Series D Preferred Stock.
As of December 31, 2013, there were 21,735,008 authorized and issued shares of Series D Preferred Stock and no authorized and issued shares of Series E Preferred Stock, respectively.
Series F Preferred Stock
On October 6, 2013, in connection with the modification to the ARCT IV Merger, the Company's board of directors unanimously approved the issuance of Series F Preferred Stock. Upon consummation of the ARCT IV Merger on January 3, 2014, 42.2 million shares of Series F Preferred Stock were issued to ARCT IV shareholders and 0.7 million units of Series F OP Units were issued to the ARCT IV OP Unit holders. To comply with the carryover basis of accounting required in relation to an acquisition of an entity under common control, the financial statements reflect the ARCT IV Merger as if it occurred at the beginning of the periods presented. As such, the accompanying consolidated balance sheet depicts that 42.2 million and 7.0 million shares of Series F Preferred Stock were outstanding as of December 31, 2013 and 2012, respectively.
The Series F Preferred Stock will pay cumulative cash dividends at the rate of 6.70% per annum on its liquidation preference of $25.00 per share (equivalent to $1.675 per share on an annual basis). The Series F Preferred Stock will not be redeemable by the Company before the fifth anniversary of the date on which such Series F Preferred Stock is issued (the "Initial Redemption Date"), except under circumstances intended to preserve the Company's status as a real estate investment trust for federal and/or state income tax purposes and except upon the occurrence of a change of control. On and after the Initial Redemption Date, the Company may, at its option, redeem shares of the Series F Preferred Stock, in whole or from time to time in part, at a redemption price of $25.00 per share plus, subject to exceptions, any accrued and unpaid dividends thereon to the date fixed for redemption. The shares of Series F Preferred Stock have no stated maturity, are not subject to any sinking fund or mandatory redemption and will remain outstanding indefinitely unless the Company redeems or otherwise repurchases them or they become convertible and are converted into common stock (or, if applicable, alternative consideration). The Series F Preferred Stock trades on the NASDAQ under the symbol "ARCPP."
Increases in Authorized Common Stock
On July 2, 2013, the Company filed articles of amendment to its charter to increase the number of authorized shares of common stock to 750,000,000 shares. On December 9, 2013, the Company filed articles of amendment to its charter to increase the number of authorized shares of common stock to 1.5 billion shares.
Offerings
On August 1, 2012, the Company filed a $500.0 million universal shelf registration statement and a resale registration statement with the SEC. Each registration statement became effective on August 17, 2012. As of December 31, 2013, the Company had issued 2.1 million shares of common stock under the $500.0 million universal shelf registration statement. No preferred stock, debt or equity-linked security had been issued under this $500.0 million universal shelf registration statement. The resale registration statement, as amended, registers the resale of up to 1,882,248 shares of common stock issued in connection with any future conversion of certain currently outstanding restricted shares, convertible preferred stock or limited partnership interests in the OP.
In January 2013, the Company commenced its "at the market" equity offering program ("ATM") in which it may from time to time offer and sell shares of its common stock having an aggregate offering proceeds of up to $60.0 million. The shares will be issued pursuant to the Company's $500.0 million universal shelf registration statement.
On March 13, 2013, the Company filed a universal automatic shelf registration statement that was automatically declared effective and achieved well-known seasoned issuer ("WKSI") status. The Company intends to maintain both the $500.0 million universal shelf registration statement and the WKSI universal automatic shelf registration statement.
The following are the Company's equity offerings of common stock and the gross proceeds of the equity offering for the years ended December 31, 2013, 2012 and 2011 (dollar amounts in millions):

Type of offering	Closing Date	Number of Shares(1)	Gross Proceeds
IPO	September 7, 2011	5,574,131	$67.4
Follow-on offering	November 2, 2011	1,497,924	15.8
Underwriters' over allotment	November 7, 2011	74,979	0.8
Total - Year end December 31, 2011(2)		7,147,034	84.0

Follow on offering	June 18, 2012	3,250,000	30.3
Underwriters' over allotment	July 9, 2012	487,500	4.6
Total - Year end December 31, 2012(3)		3,737,500	34.9

Registered follow-on offering	January 29, 2013	2,070,000	26.7
ATM	January 1 - September 30, 2013	553,300	8.9
Private placement offering	June 7, 2013	29,411,764	455.0
Private placement offering	November 11, 2013	15,126,498	186.0
Total - Year end December 31, 2013(4)		47,161,562	$676.6
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(1) Excludes 140.7 million shares of common stock that were issued to the stockholders of ARCT III's common stock in conjunction with the ARCT III Merger.
(2) Excludes 9.8 million shares of common stock that were issued by ARCT III for gross proceeds of $102.2 million.
(3) Excludes 155.7 million and 5.4 million shares of common stock that were issued by ARCT III and ARCT IV, respectively, for gross proceeds of $1.6 billion and $255.0 million, respectively.
(4) Excludes 31.0 million shares of common stock that were issued by ARCT IV for gross proceeds of $1.5 billion.
Dividends
In October 2011, the Company began paying dividends on the fifteenth day of each month to stockholders of record on the eighth day of such month. Since inception, the board of directors of the Company has authorized the following increases in the Company's dividend.

Dividend increase declaration date	Annualized dividend per share	Effective date
September 7, 2011	$0.875	October 9, 2011
February 27, 2012	$0.880	March 9, 2012
March 16, 2012	$0.885	June 9, 2012
June 27, 2012	$0.890	September 9, 2012
September 30, 2012	$0.895	November 9, 2012
November 29, 2012	$0.900	February 9, 2013
March 17, 2013	$0.910	June 8, 2013
May 28, 2013	$0.940	December 8, 2013*
October 23, 2013	$1.000	February 10, 2014**
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* The dividend increase became effective at the close of the CapLease Merger, which was consummated on November 5, 2013.
** The dividend increase was contingent upon, and became effective with, the close of the Cole Merger, which was consummated on February 7, 2014.
The annualized dividend rate at December 31, 2013 was $0.940 per share.
Common Stock Repurchases
On August 20, 2013, the Company's board of directors reauthorized its $250 million share repurchase program which was originally authorized in February 2013. During the year ended December 31, 2013, the Company repurchased approximately 0.6 million shares at an average price of $13.06 per share or $7.5 million in total.
Upon the closing of the ARCT III Merger, on February 28, 2013, $29.2 million shares, or 16.5% of the then outstanding shares of ARCT III's common stock, were paid in cash at $12.00 per share, which is equivalent to 27.7 million shares of the Company's common stock based on the Exchange Ratio. In addition, 148.1 million shares of ARCT III's common stock were converted to shares of the Company's common stock at the Exchange Ratio, resulting in an additional 140.7 million shares of the Company's common stock outstanding after the exchange.